CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

4 – CASH AND CASH EQUIVALENTS

The composition of Cash and cash equivalents is as follows:

By item	12.31.2019	12.31.2018
	ThCh$	ThCh$
Cash	2,331,714	2,907,276
Bank balances	51,176,617	46,425,927
Time deposits	—	1,500,315
Other fixed rate instruments	104,059,655	86,705,095
Total cash and cash equivalents	157,567,986	137,538,613

Time deposits expire in less than three months from their acquisition date and accrue market interest for this type of short-term investment. Other fixed-income instruments mainly correspond to mutual funds with a maturity of less than 90 days, from the date of investment. There are no restrictions for significant amounts available to cash.

By currency	12.31.2019	12.31.2018
	ThCh$	ThCh$
USD	16,733,249	5,917,041
EUR	9,722	51,401
ARS	3,830,199	6,726,906
CLP	78,420,966	86,121,695
PGY	12,383,873	10,680,600
BRL	46,189,977	28,040,970
Cash and cash equivalents	157,567,986	137,538,613